STOCK-BASED COMPENSATION - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping	6 Months Ended
Jun. 30, 2019 $ / shares shares
Restricted stock units
Number of RSUs
Granted | shares	52,735
Vested | shares	0
Outstanding at June 30, 2019 | shares	52,735
Weighted Average Grant Date Price
Granted | $ / shares	$ 13.37
Vested | $ / shares	0.00
Outstanding at June 30, 2019 | $ / shares	$ 13.37
Restricted stock
Number of RSUs
Outstanding at January 1, 2019 | shares	0
Granted | shares	513,925
Vested | shares	0
Forfeited | shares	0
Outstanding at June 30, 2019 | shares	513,925
Weighted Average Grant Date Price
Outstanding at January 1, 2019 | $ / shares	$ 0.00
Granted | $ / shares	13.67
Vested | $ / shares	0.00
Forfeited | $ / shares	0.00
Outstanding at June 30, 2019 | $ / shares	$ 13.67